UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund)
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.71%
Technology	21.54
Industrial	14.83
Consumer, Cyclical	11.95
Financial	7.13
Communications	3.20
Basic Materials	2.56
Energy	0.76
Short Term Investments	13.32
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,146.40	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.18
Investor Class
Actual	$1,000.00	$1,145.00	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.92
* Expenses are equal to the Fund's annualized expense ratio of 0.84% for the Institutional Class shares and 1.19% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.72%
9,816	Carpenter Technology Corp	$ 516,027
6,532	KMG Chemicals Inc	481,931
17,354	Orion Engineered Carbons SA	535,371
11,155	Steel Dynamics Inc	512,572
		2,045,901
Communications — 3.42%
5,445	8x8 Inc(a)	109,172
4,120	Chegg Inc(a)(b)	114,495
24,005	Ciena Corp(a)	636,373
4,222	Comtech Telecommunications Corp	134,597
4,346	EverQuote Inc Class A(a)	78,750
32,609	Houghton Mifflin Harcourt Co(a)	249,459
11,741	Mimecast Ltd(a)	483,847
3,839	Okta Inc(a)	193,370
10,382	Zendesk Inc(a)	565,715
		2,565,778
Consumer, Cyclical — 12.73%
16,983	At Home Group Inc(a)(b)	664,884
5,247	Burlington Stores Inc(a)	789,831
18,170	Copart Inc(a)	1,027,695
7,936	Dave & Buster's Entertainment Inc(a)	377,754
18,429	Eldorado Resorts Inc(a)(b)	720,574
39,205	Extended Stay America Inc	847,220
16,107	Fox Factory Holding Corp(a)	749,781
9,951	G-III Apparel Group Ltd(a)	441,824
6,038	Gaia Inc(a)	122,270
9,487	Golden Entertainment Inc(a)(b)	256,054
28,946	International Game Technology PLC(b)	672,705
9,343	KAR Auction Services Inc	511,996
2,211	LGI Homes Inc(a)(b)	127,641
6,165	Lions Gate Entertainment Corp Class A	153,015
13,289	Lions Gate Entertainment Corp Class B	311,760
2,940	Lovesac Co(a)	61,005
6,153	Malibu Boats Inc Class A(a)	258,057
21,403	Party City Holdco Inc(a)(b)	326,396
2,242	PetIQ Inc(a)(b)	60,220
17,974	Skechers USA Inc Class A(a)	539,400
1,750	SodaStream International Ltd(a)	149,275
21,289	Wabash National Corp	397,253
		9,566,610
Consumer, Non-Cyclical — 26.32%
1,436	Acceleron Pharma Inc(a)	69,675
4,110	Achaogen Inc(a)(b)	35,593
1,734	Adamas Pharmaceuticals Inc(a)(b)	44,789
3,683	Alnylam Pharmaceuticals Inc(a)	362,739
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,489	AMN Healthcare Services Inc(a)	$ 556,055
3,790	Arcus Biosciences Inc(a)(b)	46,390
1,703	Arena Pharmaceuticals Inc(a)	74,251
2,259	Ascendis Pharma A/S ADR(a)	150,269
10,654	ASGN Inc(a)	833,036
20,181	AtriCure Inc(a)	545,896
4,083	Audentes Therapeutics Inc(a)	156,011
4,467	AxoGen Inc(a)	224,467
7,963	BrightView Holdings Inc(a)	174,788
8,490	Care.com Inc(a)	177,271
17,263	Central Garden & Pet Co Class A(a)	698,634
42,559	Cerus Corp(a)	283,869
5,419	Chefs' Warehouse Inc(a)(b)	154,441
7,841	Cutera Inc(a)	315,992
4,510	Deciphera Pharmaceuticals Inc(a)	177,468
4,586	Denali Therapeutics Inc(a)(b)	69,937
6,304	DexCom Inc(a)	598,754
4,588	Dynavax Technologies Corp(a)(b)	69,967
3,261	ElectroCore LLC(a)	53,839
7,105	Emergent BioSolutions Inc(a)	358,731
9,679	Epizyme Inc(a)	131,150
3,687	Esperion Therapeutics Inc(a)(b)	144,494
14,173	Flexion Therapeutics Inc(a)(b)	366,372
4,734	Foundation Medicine Inc(a)(b)	647,138
2,451	Galapagos NV ADR(a)	225,933
13,189	Glaukos Corp(a)(b)	536,001
8,245	HealthEquity Inc(a)	619,199
4,031	Homology Medicines Inc(a)(b)	82,232
3,349	ICF International Inc	237,946
5,858	ICON PLC(a)	776,361
4,982	Immunomedics Inc(a)(b)	117,924
4,170	Inogen Inc(a)	776,996
3,307	Intercept Pharmaceuticals Inc(a)(b)	277,490
4,797	Intersect ENT Inc(a)(b)	179,648
12,577	Intrexon Corp(a)(b)	175,323
7,123	Ionis Pharmaceuticals Inc(a)	296,815
3,270	iRhythm Technologies Inc(a)(b)	265,295
13,589	K2M Group Holdings Inc(a)	305,752
339	Loxo Oncology Inc(a)	58,810
498	Madrigal Pharmaceuticals Inc(a)(b)	139,286
2,211	MGP Ingredients Inc(b)	196,359
6,302	Monro Inc(b)	366,146
2,849	MyoKardia Inc(a)	141,453
9,295	Myovant Sciences Ltd(a)	212,577
7,610	Neuronetics Inc(a)	202,502
7,847	Nevro Corp(a)(b)	626,583
18,840	Novocure Ltd(a)(b)	589,692
22,153	OraSure Technologies Inc(a)	364,860
5,774	Pacira Pharmaceuticals Inc(a)	185,057
22,528	Performance Food Group Co(a)	826,778
1,589	Repligen Corp(a)(b)	74,747
5,524	Rocket Pharmaceuticals Inc(a)(b)	108,436
13,014	Sangamo BioSciences Inc(a)	184,799

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,085	Sientra Inc(a)	$ 99,208
751	Spark Therapeutics Inc(a)(b)	62,153
5,819	Surface Oncology Inc(a)(b)	94,908
14,080	Syneos Health Inc(a)	660,352
19,176	Tactile Systems Technology Inc(a)(b)	997,152
5,264	Tandem Diabetes Care Inc(a)	115,913
8,674	Teladoc Inc(a)(b)	503,526
19,013	Wright Medical Group NV(a)(b)	493,577
2,213	Xencor Inc(a)	81,903
		19,781,708
Energy — 0.81%
3,764	Diamondback Energy Inc	495,230
7,759	Solaris Oilfield Infrastructure Inc Class A(a)(b)	110,876
		606,106
Financial — 7.59%
11,690	Argo Group International Holdings Ltd	679,774
1,662	Bridge Bancorp Inc	59,749
1,969	Bryn Mawr Bank Corp	91,165
2,907	Byline Bancorp Inc(a)	64,942
5,769	CenterState Banks Inc	172,032
15,900	Essent Group Ltd(a)	569,538
8,206	Evercore Partners Inc Class A	865,323
3,743	Goosehead Insurance Inc Class A(a)(b)	93,425
2,220	Hamilton Lane Inc Class A	106,493
6,751	Heritage Commerce Corp	114,699
4,504	Live Oak Bancshares Inc	138,048
1,530	Pacific Premier Bancorp Inc(a)	58,369
12,039	QTS Realty Trust Inc REIT Class A	475,540
8,923	ServisFirst Bancshares Inc	372,357
1,480	Signature Bank(a)	189,262
10,291	Sterling Bancorp Inc	137,488
10,893	Stifel Financial Corp	569,159
2,781	Trupanion Inc(a)(b)	107,347
14,666	Virtu Financial Inc Class A	389,382
3,529	Virtus Investment Partners Inc	451,536
		5,705,628
Industrial — 15.80%
2,123	Aerovironment Inc(a)	151,646
6,239	AGCO Corp	378,832
5,209	Air Transport Services Group Inc(a)	117,671
10,965	AO Smith Corp	648,580
14,155	Boise Cascade Co	632,728
10,437	CIRCOR International Inc	385,751
1,670	DMC Global Inc	74,983
3,755	Dycom Industries Inc(a)(b)	354,885
3,740	Echo Global Logistics Inc(a)	109,395
Shares		Fair Value
Industrial — (continued)
5,818	EnPro Industries Inc	$ 406,969
21,217	Gardner Denver Holdings Inc(a)	623,568
24,386	GasLog Ltd	465,773
25,141	Gates Industrial Corp PLC(a)	409,044
8,193	Genesee & Wyoming Inc Class A(a)	666,255
21,137	GrafTech International Ltd	380,255
12,227	Granite Construction Inc	680,555
7,727	Hub Group Inc Class A(a)	384,805
1,525	Ichor Holdings Ltd(a)(b)	32,360
12,374	JELD-WEN Holding Inc(a)	353,773
11,341	Knight-Swift Transportation Holdings Inc	433,339
32,555	Kratos Defense & Security Solutions Inc(a)(b)	374,708
5,483	Masonite International Corp(a)	393,953
21,222	NCI Building Systems Inc(a)	445,662
4,503	NV5 Global Inc(a)(b)	312,058
22,055	PGT Innovations Inc(a)	459,847
21,733	Schneider National Inc Class B	597,875
17,886	SPX Corp(a)	626,904
5,625	Tech Data Corp(a)	461,925
8,204	US Concrete Inc(a)(b)	430,710
2,065	Vishay Precision Group Inc(a)	78,780
		11,873,589
Technology — 22.94%
9,050	2U Inc(a)	756,218
22,820	Acxiom Corp(a)	683,459
3,729	Alteryx Inc Class A(a)(b)	142,299
1,515	Appfolio Inc Class A(a)	92,642
5,090	Appian Corp(a)(b)	184,054
4,669	Apptio Inc Class A(a)	169,018
6,385	AQUANTIA Corp(a)(b)	73,938
2,791	athenahealth Inc(a)	444,160
18,158	Axcelis Technologies Inc(a)	359,528
12,627	Benefitfocus Inc(a)(b)	424,267
24,904	Box Inc Class A(a)	622,351
18,616	Cadence Design Systems Inc(a)	806,259
1,840	Carbonite Inc(a)	64,216
1,031	CEVA Inc(a)	31,136
22,637	Cloudera Inc(a)	308,769
11,408	Cornerstone OnDemand Inc(a)	541,081
7,853	CyberArk Software Ltd(a)	494,425
46,371	Cypress Semiconductor Corp	722,460
6,176	Everbridge Inc(a)	292,866
20,729	Evolent Health Inc Class A(a)(b)	436,345
4,765	Five9 Inc(a)	164,726
29,335	FormFactor Inc(a)	390,155
17,458	Hortonworks Inc(a)	318,085
3,147	Instructure Inc(a)(b)	133,905
5,262	Kornit Digital Ltd(a)(b)	93,664
12,288	Lumentum Holdings Inc(a)(b)	711,475
6,476	Medidata Solutions Inc(a)	521,707
7,163	Nanometrics Inc(a)	253,642
4,779	New Relic Inc(a)	480,720

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Technology — (continued)
30,349	Nuance Communications Inc(a)	$ 421,396
2,056	Omnicell Inc(a)	107,837
9,769	PTC Inc(a)	916,430
14,597	RealPage Inc(a)	804,295
3,065	SendGrid Inc(a)	81,284
8,020	Silicon Motion Technology Corp ADR	424,178
20,611	SS&C Technologies Holdings Inc	1,069,711
5,668	Tabula Rasa HealthCare Inc(a)	361,788
10,354	Talend SA ADR(a)	644,847
15,756	Teradyne Inc	599,831
1,879	Ultimate Software Group Inc(a)	483,485
2,217	Upland Software Inc(a)	76,198
2,160	Varonis Systems Inc(a)	160,920
10,050	Vocera Communications Inc(a)	300,395
2,580	Zuora Inc(a)(b)	70,176
		17,240,341
TOTAL COMMON STOCK — 92.33% (Cost $58,373,251)		$69,385,661
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 14.19%
$2,533,100	Undivided interest of 2.73% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $2,533,100 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(c)	2,533,100
2,533,100	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $2,533,100 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(c)	2,533,100
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,533,100	Undivided interest of 21.29% in a repurchase agreement (principal amount/value $11,917,380 with a maturity value of $11,919,466) with HSBC Securities (USA) Inc, 2.10%, dated 6/29/18 to be repurchased at $2,533,100 on 7/2/18 collateralized by a U.S. Treasury security, 2.38%, 4/15/21, with a value of $12,155,894.(c)	$ 2,533,100
532,671	Undivided interest of 6.10% in a repurchase agreement (principal amount/value $8,745,882 with a maturity value of $8,747,413) with Merrill Lynch, Pierce, Fenner & Smith, 2.10%, dated 6/29/18 to be repurchased at $532,671 on 7/2/18 collateralized by U.S. Treasury securities, 0.13% - 1.63%, 8/31/22 - 7/15/24, with a value of $8,920,800.(c)	532,671
2,533,100	Undivided interest of 7.36% in a repurchase agreement (principal amount/value $34,468,235 with a maturity value of $34,474,324) with Citigroup Global Markets Inc, 2.12%, dated 6/29/18 to be repurchased at $2,533,100 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/5/18 - 8/20/67, with a value of $35,157,600.(c)	2,533,100
SHORT TERM INVESTMENTS — 14.19% (Cost $10,665,071)		$10,665,071
TOTAL INVESTMENTS — 106.52% (Cost $69,038,322)		$80,050,732
OTHER ASSETS & LIABILITIES, NET — (6.52)%		$ (4,897,227)
TOTAL NET ASSETS — 100.00%		$75,153,505

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund)
ASSETS:
Investments in securities, fair value (including $10,406,185 of securities on loan)(a)	$69,385,661
Repurchase agreements, fair value(b)	10,665,071
Cash	4,085,851
Dividends receivable	27,543
Subscriptions receivable	443,394
Receivable for investments sold	6,069,239
Total Assets	90,676,759
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	641,244
Payable for other accrued fees	44,565
Payable for shareholder services fees	1,956
Payable to investment adviser	48,085
Payable upon return of securities loaned	10,665,071
Redemptions payable	4,120,275
Total Liabilities	15,523,254
NET ASSETS	$75,153,505
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$561,785
Paid-in capital in excess of par	53,507,202
Net unrealized appreciation	11,012,410
Undistributed net investment loss	(109,635)
Accumulated net realized gain	10,181,743
NET ASSETS	$75,153,505
NET ASSETS BY CLASS
Investor Class	$6,630,714
Institutional Class	$68,522,791
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	499,762
Institutional Class	5,118,090
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.27
Institutional Class	$13.39
(a) Cost of investments	$58,373,251
(b) Cost of repurchase agreements	$10,665,071
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund)
INVESTMENT INCOME:
Interest	$4,212
Income from securities lending	63,490
Dividends	168,974
Foreign withholding tax	(290)
Total Income	236,386
EXPENSES:
Management fees	330,056
Shareholder services fees – Investor Class	11,834
Audit and tax fees	14,805
Custodian fees	16,349
Director's fees	8,364
Legal fees	974
Pricing fees	485
Registration fees	21,351
Shareholder report fees	2,908
Transfer agent fees	3,668
Other fees	200
Total Expenses	410,994
Less amount waived by investment adviser	64,973
Net Expenses	346,021
NET INVESTMENT LOSS	(109,635)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	10,275,567
Net change in unrealized appreciation on investments	698,097
Net Realized and Unrealized Gain	10,973,664
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,864,029
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Small Cap Growth Fund (formerly Great-West Multi-Manager Small Cap Growth Fund)	2018 (Unaudited)	2017
OPERATIONS:
Net investment loss	$(109,635)	$(157,604)
Net realized gain	10,275,567	6,845,648
Net change in unrealized appreciation	698,097	4,500,221
Net Increase in Net Assets Resulting from Operations	10,864,029	11,188,265
From net realized gains
Investor Class	-	(232,843)
Institutional Class	-	(2,450,024)
From net realized gains	0	(2,682,867)
Total Distributions	0	(2,682,867)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,399,852	1,116,978
Institutional Class	24,021,731	9,661,198
Shares issued in reinvestment of distributions
Investor Class	-	232,843
Institutional Class	-	2,450,024
Shares redeemed
Investor Class	(2,837,314)	(2,137,550)
Institutional Class	(19,546,426)	(13,114,756)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,037,843	(1,791,263)
Total Increase in Net Assets	15,901,872	6,714,135
NET ASSETS:
Beginning of Period	59,251,633	52,537,498
End of Period(a)	$75,153,505	$59,251,633
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	276,652	102,115
Institutional Class	1,986,299	883,974
Shares issued in reinvestment of distributions
Investor Class	-	19,987
Institutional Class	-	208,868
Shares redeemed
Investor Class	(220,484)	(195,846)
Institutional Class	(1,502,093)	(1,181,582)
Net Increase (Decrease)	540,374	(162,484)
(a) Including undistributed net investment loss:	$(109,635)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.59	(0.04)	1.72	1.68	-	-	-	(0.00)	$13.27	14.50% (d)
12/31/2017	$ 9.99	(0.07)	2.22	2.15	-	-	(0.55)	(0.55)	$11.59	21.49%
12/31/2016	$ 9.36	(0.03)	0.66	0.63	-	-	-	-	$ 9.99	6.73%
12/31/2015 (e)	$10.00	(0.02)	(0.62)	(0.64)	-	-	-	-	$ 9.36	(6.40%) (d)
Institutional Class
06/29/2018(Unaudited)	$11.68	(0.02)	1.73	1.71	-	-	-	(0.00)	$13.39	14.64% (d)
12/31/2017	$10.03	(0.03)	2.23	2.20	-	-	(0.55)	(0.55)	$11.68	21.91%
12/31/2016	$ 9.37	0.00 (f)	0.68	0.68	(0.01)	(0.01)	-	(0.02)	$10.03	7.16%
12/31/2015 (e)	$10.00	(0.01)	(0.62)	(0.63)	-	-	-	-	$ 9.37	(6.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 6,631	1.94% (h)	1.19% (h)	(0.59%) (h)	52% (d)
12/31/2017	$ 5,142	1.51%	1.21%	(0.60%)	119%
12/31/2016	$ 5,170	1.25%	1.25%	(0.31%)	91%
12/31/2015 (e)	$ 7,050	1.25% (h)	1.25% (h)	(0.63%) (h)	25% (d)
Institutional Class
06/29/2018 (Unaudited)	$68,523	0.95% (h)	0.84% (h)	(0.25%) (h)	52% (d)
12/31/2017	$54,110	0.99%	0.86%	(0.25%)	119%
12/31/2016	$47,367	0.90%	0.90%	0.03%	91%
12/31/2015 (e)	$42,726	0.90% (h)	0.90% (h)	(0.28%) (h)	25% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on September 10, 2015.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND (FORMERLY GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein. Effective May 1, 2018, Great-West Multi-Manager Small Cap Growth Fund changed names to Great-West Small Cap Growth Fund. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 69,385,661	$ —	$ —	$ 69,385,661
Short Term Investments	—	10,665,071	—	10,665,071
Total Assets	$ 69,385,661	$ 10,665,071	$ 0	$ 80,050,732
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 29, 2018

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$69,635,865
Gross unrealized appreciation on investments	13,443,582
Gross unrealized depreciation on investments	(3,028,715)
Net unrealized appreciation on investments	$10,414,867
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.83% of the Fund’s average daily net assets up to $1 billion dollars, 0.78% of the Fund’s average daily net assets over $1 billion dollars and 0.73% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.84% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$64,973	$80,351	$0

Semi-Annual Report - June 29, 2018

The Adviser and Great-West Funds have entered into sub-advisory agreements with Peregrine Capital Management, Inc. and Lord, Abbett & Co LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $39,176,385 and $38,746,791, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $10,406,185 and received collateral as reported on the Statement of Assets and Liabilities of $10,665,071 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of Peregrine Capital Management, Inc. and Lord, Abbett & Co. LLC (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Multi-Manager Small Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to each Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Sub-Adviser’s sleeve of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data 1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance trach record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of the Sub-Advisers every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-year period ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund was in the third quartile of its peer group for the one-year period ended December 31, 2017 (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund underperformed its benchmark for the one-year period ended December 31, 2017. The Board further considered that the Fund commenced operations in September 2015. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund given the short time period since the Fund’s inception.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. They also reviewed an analysis of that information provided by the Independent Fee Consultant. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the average and median management fees in its respective peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was in the first quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median expense ratio of the funds in the respective peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Advisers to separate accounts and other products managed by the Sub-Advisers in the same investment style as the Fund and noted that, based on the information provided by the Sub-Advisers, any fees charged by the Sub-Advisers to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Peregrine Capital Management, Inc. received ancillary benefits from soft-dollar arrangements by which brokers provide research to the sub-advisers in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services.

Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018